Operating Leases - Lessee, Operating Lease, Liability, Maturity (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Lessee Operating Lease Liability Maturity Abstract
2025	$ 197	$ 1,167
2026	968	1,333
2027	1,004	1,046
2028	1,042	1,042
Thereafter	0	0
Total	3,211	4,588
Less: imputed interest	(576)	(886)
Present value of total lease payments	2,635	3,702
Less: current portion	(636)	(839)	$ (692)
Long-term lease liabilities	$ 1,999	$ 2,863	$ 3,720